AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
1 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 52 .28%
ASSET-BACKED SECURITIES — 12 .62% **
Access Group, Inc.,
Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
0.79% 07/25/56
1,2
$ 13,305 $ 13,276
Aimco CLO 11 Ltd.,
Series 2020-11A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.38%)
1.56% 10/15/31
1,2,3
100,000 100,232
AMMC CLO 23 Ltd.,
Series 2020-23A, Class A1L
(Cayman Islands)
(LIBOR USD 3-Month plus 1.40%)
1.59% 10/17/31
1,2,3
85,000 85,128
Asset-Backed Funding Certificates,
Series 2006-OPT1, Class A2
(LIBOR USD 1-Month plus 0.28%)
0.37% 09/25/36
2
13,309 13,223
Barings CLO Ltd.,
Series 2013-IA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.99% 01/20/28
1,2,3
66,911 66,849
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
1.14% 07/20/29
1,2,3
85,000 84,970
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(-1.00 X LIBOR USD 1-Month plus 0.56%)
0.46% 01/25/35
1,2
9,583 9,455
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
1.35% 02/25/35
2
215,000 218,413
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.27%)
1.45% 10/25/32
1,2,3
80,000 80,089
Centex Home Equity Loan Trust,
Series 2005-B, Class M2
(LIBOR USD 1-Month plus 0.65%)
0.74% 03/25/35
2
181,946 180,766
Centex Home Equity Loan Trust,
Series 2005-D, Class M4
(LIBOR USD 1-Month plus 0.92%)
1.01% 10/25/35
2
182,000 182,818
Citibank Credit Card Issuance Trust,
Series 2018-A6, Class A6
3.21% 12/07/24 235,000 245,311
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
0.99% 10/25/47
2
81,432 81,165
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB1, Class AF (STEP-reset date 08/25/21)
3.95% 01/25/33 $ 9,576 $ 9,790
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB5, Class M1
(LIBOR USD 1-Month plus 1.02%)
1.11% 11/25/33
2
12,213 12,112
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.08% 04/15/29
1,2,3
50,000 49,962
Eaton Vance CLO Ltd.,
Series 2020-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.83% 10/15/30
1,2,3
85,000 85,182
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
0.83% 04/25/35
2
2,347 2,357
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
1.14% 03/25/36
2
26,034 26,193
Encore Credit Receivables Trust,
Series 2005-4, Class M2
(LIBOR USD 1-Month plus 0.66%)
0.75% 01/25/36
2
3,252 3,255
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.56%)
0.65% 03/25/36
2
63,020 61,557
Ford Credit Floorplan Master Owner Trust A,
Series 2019-3, Class A1
2.23% 09/15/24 250,000 255,950
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
1.74% 07/20/31
1,2,3
140,000 140,280
Grand Avenue CRE,
Series 2019-FL1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.12%)
1.19% 06/15/37
1,2,3
86,325 86,330
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
1.20% 05/25/34
1,2
113,153 113,717
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
0.25% 05/25/37
2
91,598 89,467

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2005-WMC1, Class M3
(LIBOR USD 1-Month plus 0.71%)
0.80% 09/25/35
2
$ 264,736 $ 264,827
LCM 29 Ltd.,
Series 29A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.93% 04/15/31
1,2,3
125,000 125,063
LCM XIII LP,
Series 13A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.33% 07/19/27
1,2,3
80,000 80,012
Legacy Mortgage Asset Trust,
Series 2019-GS1, Class A1 (STEP-reset date 07/25/21)
4.00% 01/25/59
1
98,684 99,030
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
(LIBOR USD 1-Month plus 0.56%)
0.65% 10/25/34
2
100,360 96,365
Magnetite XXVII Ltd.,
Series 2020-27A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
1.74% 07/20/33
1,2,3
130,000 130,100
MF1 Ltd.,
Series 2020-FL4, Class A
(LIBOR USD 1-Month plus 1.70%)
1.82% 11/15/35
1,2
220,000 222,319
Navient Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
0.60% 06/25/31
2
93,820 93,941
Navient Student Loan Trust,
Series 2017-2A, Class A
(LIBOR USD 1-Month plus 1.05%)
1.14% 12/27/66
1,2
68,725 70,386
Navient Student Loan Trust,
Series 2017-4A, Class A2
(LIBOR USD 1-Month plus 0.50%)
0.59% 09/27/66
1,2
58,241 58,264
Nelnet Student Loan Trust,
Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.58%)
0.67% 06/25/41
1,2
14,950 15,002
North Carolina State Education Authority,
Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.90%)
1.08% 10/25/41
2
9,515 9,534
OCP CLO Ltd.,
Series 2017-14A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
1.31% 11/20/30
1,2,3
85,000 85,008
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
1.44% 10/19/32
1,2,3
$ 80,000 $ 80,082
Option One Mortgage Loan Trust,
Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.44%)
0.53% 01/25/36
2
79,026 76,189
Palmer Square CLO Ltd.,
Series 2014-1A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
1.32% 01/17/31
1,2,3
85,000 85,060
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WCW3, Class M1
(LIBOR USD 1-Month plus 0.72%)
0.81% 08/25/35
2
74,877 75,993
PHEAA Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.15%)
1.24% 09/25/65
1,2
63,043 63,978
Residential Asset Mortgage Products Trust,
Series 2005-RZ3, Class M3
(LIBOR USD 1-Month plus 0.55%)
0.92% 09/25/35
2
40,993 40,999
Residential Asset Securities Corp.,
Series 2005-AHL2, Class M1
(LIBOR USD 1-Month plus 0.63%)
0.72% 10/25/35
2
127,768 127,697
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
1.38% 10/20/30
1,2,3
130,000 130,094
SLM Student Loan Trust,
Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
0.59% 12/15/27
1,2
19,823 19,830
SLM Student Loan Trust,
Series 2003-11, Class A6
(LIBOR USD 3-Month plus 0.55%)
0.67% 12/15/25
1,2
29,002 29,007
SLM Student Loan Trust,
Series 2004-1, Class A4
(LIBOR USD 3-Month plus 0.26%)
0.44% 10/27/25
2
38,871 38,811
SLM Student Loan Trust,
Series 2005-4, Class A3
(LIBOR USD 3-Month plus 0.12%)
0.30% 01/25/27
2
56,961 56,832
SLM Student Loan Trust,
Series 2005-5, Class A4
(LIBOR USD 3-Month plus 0.14%)
0.32% 10/25/28
2
113,520 113,017

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
3 / June 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2005-8, Class A4
(LIBOR USD 3-Month plus 0.55%)
0.73% 01/25/28
2
$ 7,677 $ 7,678
SLM Student Loan Trust,
Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
0.56% 10/25/24
2
4,545 4,546
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
1.88% 07/25/23
2
108,111 109,149
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
1.28% 07/25/23
2
151,301 151,814
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
1.68% 04/25/23
2
40,475 40,766
SLM Student Loan Trust,
Series 2011-2, Class A1
(LIBOR USD 1-Month plus 0.60%)
0.69% 11/25/27
2
1,164 1,164
SLM Student Loan Trust,
Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
1.04% 09/25/28
2
150,889 149,440
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
0.79% 01/25/29
2
87,385 86,049
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
0.64% 06/25/43
2
6,074 6,038
Terwin NIMs Trust,
Series 2004-13AL, Class 2PX (IO)
0.34% 08/25/34
1,4,5
1,824,240 26,199
Toyota Auto Receivables Owner Trust,
Series 2018-B, Class A4
3.11% 11/15/23 270,000 275,081
Voya CLO Ltd.,
Series 2020-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
1.79% 07/19/31
1,2,3
80,000 80,028
Total Asset-Backed Securities
(Cost $5,531,357) 5,523,239
CORPORATES — 20 .89% *
Banking — 3 .73%
Bank of America Corp.
3.00% 12/20/23
6
91,000 94,327
Credit Suisse Group AG
(Switzerland)
2.59% 09/11/25
1,3,6
80,000 83,236
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Discover Bank
(BKNT)
4.20% 08/08/23 $ 125,000 $ 134,666
HSBC Holdings PLC
(United Kingdom)
(LIBOR USD 3-Month plus 1.00%)
1.16% 05/18/24
2,3
85,000 86,133
JPMorgan Chase & Co.
3.21% 04/01/23
6
200,000 204,367
Lloyds Banking Group PLC
(United Kingdom)
2.91% 11/07/23
3,6
200,000 206,376
Macquarie Group Ltd.
(Australia)
1.34% 01/12/27
1,3,6
70,000 69,462
Santander UK Group Holdings PLC
(United Kingdom)
4.80% 11/15/24
3,6
75,000 82,039
Wells Fargo Bank N.A.
(BKNT)
2.08% 09/09/22
6
670,000 672,448
1,633,054
Communications — 1 .93%
AT&T, Inc.
(LIBOR USD 3-Month plus 1.18%)
1.30% 06/12/24
2
175,000 179,357
Charter Communications Operating LLC/Charter
Communications Operating Capital
(LIBOR USD 3-Month plus 1.65%)
1.83% 02/01/24
2
125,000 128,547
Intelsat Jackson Holdings SA
(Luxembourg)
8.50% 10/15/24
1,3,7,8
20,000 12,025
9.75% 07/15/25
1,3,7,8
61,000 35,648
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
3.36% 09/20/21
1
50,000 50,090
4.74% 03/20/25
1
126,563 136,118
5.15% 03/20/28
1
50,000 57,618
T-Mobile USA, Inc.
2.25% 02/15/26 113,000 114,174
2.63% 04/15/26 124,000 126,945
Virgin Media Secured Finance PLC
(United Kingdom)
5.50% 05/15/29
1,3
5,000 5,381
845,903
Consumer Discretionary — 0 .26%
Imperial Brands Finance PLC
(United Kingdom)
3.75% 07/21/22
1,3
110,000 112,926
Electric — 1 .38%
Alliant Energy Finance LLC
3.75% 06/15/23
1
140,000 148,387

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Dominion Energy, Inc.,
Series B
2.75% 09/15/22 $ 150,000 $ 153,268
Duquesne Light Holdings, Inc.
5.90% 12/01/21
1
50,000 51,112
El Paso Electric Co.
3.30% 12/15/22 50,000 50,835
FirstEnergy Transmission LLC
2.87% 09/15/28
1
128,000 132,754
NextEra Energy Capital Holdings, Inc.
2.40% 09/01/21 30,000 30,110
(LIBOR USD 3-Month plus 0.55%)
0.69% 08/28/21
2
40,000 40,016
606,482
Energy — 0 .85%
Antero Resources Corp.
8.38% 07/15/26
1
15,000 17,025
Energy Transfer LP
4.25% 04/01/24 150,000 161,835
5.50% 06/01/27 12,000 14,086
Plains All American Pipeline LP/PAA Finance Corp.
4.65% 10/15/25 125,000 140,531
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
1,3
11,550 11,997
Transocean Pontus Ltd.
(Cayman Islands)
6.13% 08/01/25
1,3
4,350 4,407
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
18,000 18,116
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
2,200 2,228
370,225
Finance — 5 .25%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
4.45% 12/16/21
3
150,000 152,294
Air Lease Corp.
2.25% 01/15/23 75,000 77,026
3.50% 01/15/22 65,000 66,081
Avolon Holdings Funding Ltd.
(Cayman Islands)
5.13% 10/01/23
1,3
5,000 5,408
Citigroup, Inc.
2.88% 07/24/23
6
225,000 230,769
(LIBOR USD 3-Month plus 0.95%)
1.13% 07/24/23
2
30,000 30,240
Daimler Finance North America LLC
(LIBOR USD 3-Month plus 0.90%)
1.06% 02/15/22
1,2
150,000 150,815
Ford Motor Credit Co. LLC
3.81% 10/12/21 35,000 35,306
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
General Motors Financial Co., Inc.
4.20% 11/06/21 $ 60,000 $ 60,804
4.38% 09/25/21 135,000 136,263
Goldman Sachs Group, Inc. (The)
2.88% 10/31/22
6
170,000 171,474
Goldman Sachs Group, Inc. (The)
(MTN)
(LIBOR USD 3-Month plus 1.60%)
1.74% 11/29/23
2
75,000 77,392
Goldman Sachs Group, Inc. (The),
Series FXD
0.48% 01/27/23 275,000 275,025
Intercontinental Exchange, Inc.
(LIBOR USD 3-Month plus 0.65%)
0.77% 06/15/23
2
140,000 140,084
JPMorgan Chase & Co.
0.97% 06/23/25
6
50,000 50,071
Morgan Stanley
(LIBOR USD 3-Month plus 0.93%)
1.11% 07/22/22
2
200,000 200,104
Morgan Stanley
(MTN)
0.53% 01/25/24
6
150,000 149,965
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
1,3,6
90,000 92,299
4.36% 08/01/24
1,3,6
75,000 80,500
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
110,000 115,652
2,297,572
Food — 0 .27%
Smithfield Foods, Inc.
3.35% 02/01/22
1
115,000 117,022
Health Care — 2 .56%
AbbVie, Inc.
3.45% 03/15/22 50,000 50,846
3.75% 11/14/23 125,000 134,143
5.00% 12/15/21 40,000 40,386
Bayer U.S. Finance II LLC
2.20% 07/15/22
1
150,000 152,211
2.75% 07/15/21
1
90,000 90,072
Centene Corp.
5.38% 08/15/26
1
10,000 10,464
Dignity Health
3.13% 11/01/22 50,000 51,713
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
1
100,000 103,073
Fresenius U.S. Finance II, Inc.
4.50% 01/15/23
1
75,000 78,215
HCA, Inc.
5.00% 03/15/24 75,000 82,928
Humana, Inc.
3.85% 10/01/24 130,000 141,143

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
5 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Royalty Pharma PLC
(United Kingdom)
0.75% 09/02/23
1,3
$ 85,000 $ 85,280
Viatris, Inc.
1.13% 06/22/22
1
100,000 100,726
1,121,200
Industrials — 0 .99%
Amcor Flexibles North America, Inc.
4.50% 10/15/21 160,000 160,076
Berry Global, Inc.
0.95% 02/15/24
1
110,000 110,291
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.56% 05/05/26
2
30,000 29,643
(LIBOR USD 3-Month plus 0.48%)
0.64% 08/15/36
2
75,000 61,323
General Electric Co.,
Series NOTZ (MTN)
(LIBOR USD 3-Month plus 1.00%)
1.18% 04/15/23
2
50,000 50,557
Mauser Packaging Solutions Holding Co.
5.50% 04/15/24
1
5,000 5,056
PowerTeam Services LLC
9.03% 12/04/25
1
9,000 9,911
Sealed Air Corp.
4.00% 12/01/27
1
5,000 5,344
432,201
Information Technology — 0 .28%
NXP BV/NXP Funding LLC
(Netherlands)
4.63% 06/01/23
1,3
10,000 10,749
Skyworks Solutions, Inc.
0.90% 06/01/23 110,000 110,320
121,069
Insurance — 0 .33%
Athene Global Funding
(SOFR Rate plus 0.70%)
0.74% 05/24/24
1,2
85,000 85,766
Nationwide Mutual Insurance Co.
2.41% 12/15/24
1,6
60,000 60,051
145,817
Real Estate Investment Trust (REIT) — 2 .20%
American Campus Communities Operating Partnership LP
3.75% 04/15/23 115,000 120,599
Camden Property Trust
2.95% 12/15/22 55,000 56,681
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24 140,000 148,019
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 25,000 26,655
5.38% 11/01/23 190,000 207,671
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Kimco Realty Corp.
3.40% 11/01/22 $ 100,000 $ 103,463
MGM Growth Properties Operating Partnership LP/MGP
Finance Co.-Issuer, Inc.
4.50% 01/15/28 6,000 6,357
Post Apartment Homes LP
3.38% 12/01/22 75,000 77,544
SL Green Operating Partnership LP
3.25% 10/15/22 50,000 51,471
(LIBOR USD 3-Month plus 0.98%)
1.14% 08/16/21
2
115,000 115,028
WEA Finance LLC
3.15% 04/05/22
1
50,000 50,752
964,240
Retail — 0 .25%
7-Eleven, Inc.
(LIBOR USD 3-Month plus 0.45%)
0.61% 08/10/22
1,2
90,000 90,042
Magic Mergeco, Inc.
5.25% 05/01/28
1
20,000 20,543
110,585
Services — 0 .28%
IHS Markit Ltd.
(Bermuda)
5.00% 11/01/22
1,3
115,000 120,645
Transportation — 0 .33%
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98% 04/19/22 71,777 73,419
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04% 04/01/22 32,002 32,970
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 37,464 39,150
145,539
Total Corporates
(Cost $9,045,241) 9,144,480
MORTGAGE-BACKED — 13 .01% **
Non-Agency Commercial Mortgage-Backed — 3 .81%
1345 Avenue of the Americas & Park Avenue Plaza Trust,
Series 2005-1, Class A3
5.28% 08/10/35
1
47,714 50,388
BFLD Trust,
Series 2020-EYP, Class A
(LIBOR USD 1-Month plus 1.15%)
1.22% 10/15/35
1,2
125,000 125,757
BXMT Ltd.,
Series 2020-FL3, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.40%)
1.52% 03/15/37
1,2,3
410,000 412,350

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class AAB
2.61% 09/10/45 $ 29,030 $ 29,308
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class AAB
2.69% 04/10/46 41,152 41,792
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class AAB
2.98% 04/10/48 67,017 69,635
Citigroup Commercial Mortgage Trust,
Series 2015-P1, Class AAB
3.47% 09/15/48 45,983 48,476
Commercial Mortgage Trust,
Series 2012-CR3, Class ASB
2.37% 10/15/45 13,722 13,856
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.84% 10/15/45
6
323,417 5,716
Commercial Mortgage Trust,
Series 2013-CR11, Class ASB
3.66% 08/10/50 9,796 10,102
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.34% 03/10/46
6
1,230,845 20,345
Commercial Mortgage Trust,
Series 2013-LC6, Class XB (IO)
0.52% 01/10/46
1,6
1,750,000 10,283
CSAIL Commercial Mortgage Trust,
Series 2017-CX9, Class A2
3.05% 09/15/50 150,000 153,429
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.89% 08/10/43
1,6
3,055,400 37,014
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.42% 03/10/44
1,6
1,637,302 4,976
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4
3.38% 05/10/45 19,163 19,294
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class XA (IO)
0.89% 01/15/47
6
1,620,690 24,613
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class ASB
3.14% 05/15/45 53,379 53,910
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C13, Class XA (IO)
0.22% 01/15/46
6
8,521,912 18,261
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.38% 04/15/46
6
3,232,371 56,698
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class XA (IO)
1.07% 01/15/49
4,5,6
720,389 24,805
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class XCL (IO)
0.78% 09/15/39
1,6
$ 512,914 $ 547
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C13, Class ASB
3.56% 11/15/46 10,720 11,052
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class XA (IO)
1.16% 02/15/47
6
1,301,347 26,520
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C26, Class ASB
3.32% 10/15/48 69,077 72,704
TMSQ Mortgage Trust,
Series 2014-1500, Class XA (IO)
0.28% 10/10/36
1,6
14,000,000 79,412
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.32% 08/10/49
1,4,5,6
3,000,000 8,284
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.55% 08/15/50 168,100 175,003
WF-RBS Commercial Mortgage Trust,
Series 2011-C5, Class XA (IO)
1.78% 11/15/44
1,6
3,599,013 149
WF-RBS Commercial Mortgage Trust,
Series 2014-C21, Class ASB
3.39% 08/15/47 34,894 36,136
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class ASB
3.52% 03/15/47 26,072 26,893
1,667,708
Non-Agency Mortgage-Backed — 2 .87%
Alternative Loan Trust,
Series 2005-J4, Class M2
(LIBOR USD 1-Month plus 0.96%)
1.05% 07/25/35
2
78,597 78,553
Alternative Loan Trust,
Series 2007-22, Class 2A16
6.50% 09/25/37 207,225 122,547
Banc of America Funding Trust,
Series 2006-G, Class 2A4
(LIBOR USD 1-Month plus 0.58%)
0.67% 07/20/36
2
9,247 9,261
Banc of America Funding Trust,
Series 2014-R7, Class 1A1
(LIBOR USD 1-Month plus 0.15%)
0.24% 05/26/36
1,2
53,174 51,880
Banc of America Funding Trust,
Series 2015-R7, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
0.92%)
1.05% 09/26/46
1,2
81,164 81,328
CIM Trust,
Series 2019-R1, Class A
3.25% 10/25/58
1,6
124,849 116,348

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
7 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,6
$ 180,470 $ 182,720
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
0.69% 05/25/35
2
51,211 43,523
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.74%)
0.83% 07/19/44
2
2,938 2,844
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.05% 04/19/36
6
72,564 63,753
HarborView Mortgage Loan Trust,
Series 2005-4, Class 2A
2.61% 07/19/35
6
1,117 1,015
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1A
(LIBOR USD 1-Month plus 0.68%)
0.77% 06/20/35
2
136,398 133,938
IndyMac Index Mortgage Loan Trust,
Series 2004-AR5, Class 2A1A
(LIBOR USD 1-Month plus 0.86%)
0.95% 08/25/34
2
7,715 7,369
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A1A
(LIBOR USD 1-Month plus 0.42%)
0.51% 05/25/46
2
97,042 93,850
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 2A1
2.93% 06/25/37
6
71,893 59,184
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50% 11/25/31 4,097 1
Structured Asset Mortgage Investments II Trust,
Series 2006-AR1, Class 3A1
(LIBOR USD 1-Month plus 0.46%)
0.55% 02/25/36
2
74,526 71,549
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus
1.40%)
1.52% 06/25/42
2
1,819 1,803
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 2AB2
(LIBOR USD 1-Month plus 0.84%)
0.93% 07/25/45
2
118,302 118,663
Wells Fargo Alternative Loan Trust,
Series 2005-2, Class M1
(LIBOR USD 1-Month plus 0.68%)
0.77% 10/25/35
2
5,018 5,042
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-I, Class A1
2.70% 09/25/33
6
$ 10,451 $ 10,497
1,255,668
U.S. Agency Commercial Mortgage-Backed — 3 .33%
Fannie Mae-Aces,
Series 2015-M4, Class X2 (IO)
0.50% 07/25/22
6
7,377,900 8,049
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K031, Class X1 (IO)
0.31% 04/25/23
6
7,704,374 26,771
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K033, Class X1 (IO)
0.41% 07/25/23
6
4,065,376 22,072
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K036, Class X1 (IO)
0.85% 10/25/23
6
5,250,578 75,823
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K044, Class X1 (IO)
0.85% 01/25/25
6
1,415,737 29,491
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K732, Class X3 (IO)
2.25% 05/25/46
6
250,000 19,982
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC01, Class X1 (IO)
0.55% 12/25/22
6
4,193,046 22,156
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.34% 06/25/27
6
996,766 50,142
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF28, Class A
(LIBOR USD 1-Month plus 0.36%)
0.45% 01/25/24
2
311,993 312,443
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KIR1, Class A1
2.45% 03/25/26 214,756 223,287
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KIR1, Class X (IO)
1.20% 03/25/26
6
909,826 38,372
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KIR2, Class A1
2.75% 03/25/27 237,057 249,558

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ30, Class A1
0.53% 01/25/25 $ 247,749 $ 246,958
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.77% 09/25/25
6
2,963,342 78,619
Ginnie Mae,
Series 2010-140, Class IO (IO)
0.04% 10/16/43
6
941,079 163
Ginnie Mae,
Series 2011-38, Class D
3.72% 01/16/51
6
53,970 55,021
1,458,907
U.S. Agency Mortgage-Backed — 3 .00%
Fannie Mae Pool 802665
(LIBOR USD 6-Month plus 1.74%)
1.99% 12/01/34
2
637 641
Fannie Mae Pool AL0851
6.00% 10/01/40 2,574 3,045
Fannie Mae REMICS,
Series 1997-91, Class SL (IO)
(-2.00 X LIBOR USD 1-Month plus 16.00%, 7.50% Cap)
7.50% 11/25/23
2
9,742 518
Fannie Mae REMICS,
Series 2002-21, Class FB
(LIBOR USD 1-Month plus 0.90%)
0.99% 04/25/32
2
36,161 36,580
Fannie Mae REMICS,
Series 2002-53, Class FY
(LIBOR USD 1-Month plus 0.50%)
0.59% 08/25/32
2
94,050 95,038
Fannie Mae REMICS,
Series 2003-11, Class FA
(LIBOR USD 1-Month plus 1.00%)
1.09% 09/25/32
2
4,960 5,031
Fannie Mae REMICS,
Series 2003-81, Class FE
(LIBOR USD 1-Month plus 0.50%)
0.59% 09/25/33
2
36,714 37,098
Fannie Mae REMICS,
Series 2006-48, Class FL
(LIBOR USD 1-Month plus 0.40%)
0.49% 06/25/36
2
45,254 45,564
Fannie Mae REMICS,
Series 2006-8, Class NF
(LIBOR USD 1-Month plus 0.37%)
0.46% 03/25/36
2
42,349 42,709
Fannie Mae REMICS,
Series 2008-12, Class FA
(LIBOR USD 1-Month plus 0.67%)
0.76% 03/25/38
2
126,813 129,182
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
0.49% 10/25/40
2
$ 4,344 $ 4,368
Fannie Mae REMICS,
Series 2010-74, Class AF
(LIBOR USD 1-Month plus 0.54%)
0.63% 07/25/37
2
39,566 40,252
Freddie Mac REMICS,
Series 2684, Class F
(LIBOR USD 1-Month plus 0.90%)
0.97% 01/15/33
2
4,421 4,528
Freddie Mac REMICS,
Series 3231, Class FB
(LIBOR USD 1-Month plus 0.35%)
0.42% 10/15/36
2
81,344 82,011
Freddie Mac Strips,
Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
0.57% 06/15/42
2
12,205 12,306
UMBS (TBA)
2.50% 08/01/51 750,000 774,316
1,313,187
Total Mortgage-Backed
(Cost $6,246,959) 5,695,470
MUNICIPAL BONDS — 0 .52% *
Colorado — 0 .31%
City & County of Denver Airport System Revenue Bonds,
Series C
0.88% 11/15/23 135,000 135,999
Florida — 0 .21%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
2.32% 10/01/22 90,000 92,306
Total Municipal Bonds
(Cost $226,850) 228,305
U.S. TREASURY SECURITIES — 5 .24%
U.S. Treasury Notes — 5 .24%
U.S. Treasury Notes
0.13% 05/31/23 105,000 104,783
0.13% 06/30/23 175,000 174,579
1.75% 11/30/21 2,000,000 2,014,141
Total U.S. Treasury Securities
(Cost $2,293,702) 2,293,503
Total Bonds — 52 .28%
(Cost $23,344,109)
22,884,997

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
9 / June 2021
Issues Shares Value
MUTUAL FUNDS — 9 .09%
Mutual Funds — 9 .09%
iShares Core S&P 500 ETF 3,845 $ 1,653,043
SPDR S&P 500 ETF Trust
9
5,439 2,328,218
Total Mutual Funds
(Cost $2,790,415) 3,981,261
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 29 .44%
Money Market Funds — 2 .71%
Dreyfus Government Cash Management Fund
0.03%
10
707,000 707,000
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
10
20,767 20,767
JPMorgan U.S. Government Money Market Fund
0.01%
10
96,000 96,000
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
0.03%
10
364,000 364,000
1,187,767
U.S. Agency Discount Notes — 8 .45%
Federal Home Loan Bank
0.02%
11
07/15/21 $ 1,700,000 1,699,987
0.01%
11
08/12/21 2,000,000 1,999,930
3,699,917
U.S. Treasury Bills — 18 .28%
U.S. Treasury Bills
0.01%
11
07/15/21 2,000,000 1,999,969
0.05%
11
08/12/21 2,500,000 2,499,854
0.05%
11
08/19/21 1,500,000 1,499,908
0.02%
11
07/22/21 2,000,000 1,999,950
7,999,681
Total Short-Term Investments
(Cost $12,887,449) 12,887,365
Total Investments - 90.81%
(Cost $39,021,973) 39,753,623
Cash and Other Assets, Less Liabilities - 9.19% 4,020,854
Net Assets - 100.00% $ 43,774,477
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2021.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $59,288, which is 0.14% of total net assets.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Non-income producing security.
8
Security is currently in default with regard to scheduled interest or principal payments.
9
SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index
(the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500
Index. You can access the financial statements of this ETF by going to its homepage at
(https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY).
10
Represents the current yield as of June 30, 2021.
11
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(CLO): Collateralized Loan Obligation
(ETF): Exchange-Traded Fund
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(S&P): Standard & Poor’s
(SOFR): Secured Overnight Financing Rate
(SPDR): Standard & Poor’s Depositary Receipts
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
FUTURES CONTRACTS: LONG POSITIONS
S&P 500 E-mini Index 185 09/17/21 $ 39,650,125 $ 714,565 $ 714,565

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 10
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy.
These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
11 / June 2021
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2021 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
ALPHATRAK 500 FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 1,187,767 $ — $ — $ 1,187,767
U.S. Agency Discount Notes — 3,699,917 — 3,699,917
U.S. Treasury Bills 7,999,681 — — 7,999,681
Long-Term Investments:
Asset-Backed Securities — 5,497,040 26,199 5,523,239
Corporates — 9,144,480 — 9,144,480
Mortgage-Backed Securities — 5,662,381 33,089 5,695,470
Municipal Bonds — 228,305 — 228,305
Mutual Funds 3,981,261 — — 3,981,261
U.S. Treasury Securities 2,293,503 — — 2,293,503
Other Financial Instruments
*
Assets:
Equity contracts 714,565 — — 714,565
Total $ 16,176,777 $ 24,232,123 $ 59,288 $ 40,468,188
*Other financial instruments include futures. Equity contracts include futures.

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 12
For the period ended June 30, 2021 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of
Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
ALPHATRAK
500 FUND
ASSET-BACKED
SECURITIES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2021 $ — $ 62,388
Accrued discounts/premiums (2,219) (967)
Realized gain (loss) — —
Change in unrealized appreciation (depreciation)* 1,680 (1,594)
Purchases — —
Sales — —
Other** 26,738 (26,738)
Transfers into Level 3*** — —
Transfers out of Level 3*** — —
Balance as of
June 30, 2021
$ 26,199 $ 33,089
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2021 was $86 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**Certain Level 3 investments were re-classified between Mortgage-Backed Securities – Non-Agency and Asset-Backed Securities.
***There were no transfers between level 2 and 3 for the period ended June 30, 2021.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2021, are as follows:
ALPHATRAK 500 FUND
FAIR VALUE AT
6/30/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $26,199 Third-party Vendor Vendor Prices $1.44 $1.44
Mortgage-Backed Securities-Commercial
Mortgage-Backed $33,089 Third-party Vendor Vendor Prices $0.28 - $3.44 $2.65
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.